Revenue Direct Financing Leases (Details) $ in Thousands	1 Months Ended	3 Months Ended			6 Months Ended
	Apr. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 27, 2020 USD ($)	Jan. 07, 2020 USD ($)	Dec. 31, 2019 USD ($) vessel
Property Subject to or Available for Operating Lease [Line Items]
Net Investment in Lease, Current		$ 14,920			$ 14,920				$ 273,986
Net investment in direct financing and sales-type leases, net – non-current (notes 3 and 13b)		540,066			540,066				$ 544,823
Gain on commencement of sales-type lease		0		$ 0	44,943	$ 0
Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Remainder of Fiscal Year		32,600			32,600
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Two Years		64,600			64,600
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Three Years		64,600			64,600
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Four Years		64,400			64,400
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Five Years		64,700			64,700
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Thereafter		$ 522,300			$ 522,300
FPSO
Property Subject to or Available for Operating Lease [Line Items]
Proceeds from Lease Payments	$ 67,000
Sales-type Lease, Net Investment in Lease							$ 81,900
Asset Retirement Obligation							$ 6,100
Gain on commencement of sales-type lease			$ 44,900
WilPride And WilForce LNG Carriers [Member] | Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Purchase Obligation And Deferred Hire Amounts								$ 260,000
Number Of Vessels | vessel									2